UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

Bernstein Fund, Inc. - International Small Cap Portfolio

Portfolio of Investments

December 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.4%
Industrials - 19.8%
Aerospace & Defense - 1.6%
Saab AB-Class B	247,301	$12,027,182
Senior PLC	1,924,879	6,775,272

		18,802,454

Air Freight & Logistics - 0.6%
bpost SA	91,660	2,789,605
Oesterreichische Post AG	54,607	2,452,870
Panalpina Welttransport Holding AG	8,500	1,318,026

		6,560,501

Airlines - 1.8%
Aeroflot PJSC (GDR) (a)	180,150	2,147,791
Air Canada (b)	431,206	8,877,972
Air France-KLM (b)	171,060	2,778,703
Air New Zealand Ltd.	1,047,640	2,368,456
Qantas Airways Ltd.	1,106,710	4,339,464

		20,512,386

Building Products - 0.2%
Sankyo Tateyama, Inc.	83,200	1,256,883
Schweiter Technologies AG	950	1,231,681

		2,488,564

Commercial Services & Supplies - 2.4%
Biffa PLC (a)	2,125,727	7,519,536
Kokuyo Co., Ltd.	490,381	9,090,897
Rentokil Initial PLC	2,667,867	11,429,575
Transcontinental, Inc.-Class A	26,220	518,142

		28,558,150

Construction & Engineering - 2.0%
Arcadis NV	60,430	1,380,386
Burkhalter Holding AG	19,290	2,512,085
FLSmidth & Co. A/S	105,266	6,122,700
Galliford Try PLC	124,970	2,169,846
Kyudenko Corp.	131,500	6,350,017
Mirait Holdings Corp.	101,100	1,503,026
Wilson Bayly Holmes-Ovcon Ltd.	221,283	2,780,055

		22,818,115

Electrical Equipment - 1.4%
Philips Lighting NV (a)	36,580	1,341,637
TKH Group NV	241,538	15,341,426

		16,683,063

Industrial Conglomerates - 1.7%
Mytilineos Holdings SA (b)	529,405	5,805,785
Rheinmetall AG	111,618	14,115,591

		19,921,376

Company	Shares	U.S. $ Value
Machinery - 5.2%
Biesse SpA	51,504	$2,610,815
Bobst Group SA	10,900	1,447,877
Bodycote PLC	537,526	6,611,718
Duerr AG	66,458	8,452,319
Fenner PLC	285,903	1,543,084
Glory Ltd.	188,800	7,116,676
IHI Corp.	293,935	9,748,768
Industria Macchine Automatiche SpA	27,043	2,198,129
Komax Holding AG	4,173	1,365,909
Makino Milling Machine Co., Ltd.	728,947	7,345,194
Nabtesco Corp.	194,029	7,414,183
Rational AG	3,661	2,355,183
Syncmold Enterprise Corp.	984,000	2,099,703

		60,309,558

Professional Services - 1.1%
Amadeus Fire AG	25,130	2,328,052
Applus Services SA	186,860	2,525,143
Staffline Group PLC	71,170	999,338
Teleperformance	52,721	7,546,997

		13,399,530

Road & Rail - 0.5%
Go-Ahead Group PLC	26,585	534,458
Stagecoach Group PLC	1,111,030	2,470,595
VRL Logistics Ltd.	374,110	2,534,998

		5,540,051

Trading Companies & Distributors - 1.3%
Daiichi Jitsugyo Co., Ltd.	40,400	1,218,662
Howden Joinery Group PLC	430,180	2,707,922
Inaba Denki Sangyo Co., Ltd.	53,800	2,508,990
Nishio Rent All Co., Ltd.	154,000	4,990,036
SIG PLC	773,920	1,841,129
Yuasa Trading Co., Ltd.	63,200	2,293,763

		15,560,502

		231,154,250

Consumer Discretionary - 16.6%
Auto Components - 4.7%
Aisan Industry Co., Ltd.	134,100	1,569,785
Apollo Tyres Ltd.	2,162,088	9,051,963
Brembo SpA	82,965	1,260,410
Faurecia	125,625	9,790,589
Hankook Tire Co., Ltd. (b)	242,741	12,367,036
Kasai Kogyo Co., Ltd.	150,900	2,481,456
Nexteer Automotive Group Ltd. (b)	3,484,000	8,279,457
NGK Spark Plug Co., Ltd.	320,300	7,763,219
Tianneng Power International Ltd.	2,464,000	2,556,468

		55,120,383

Diversified Consumer Services - 0.5%
Tarena International, Inc. (ADR)	429,544	6,438,865

Hotels, Restaurants & Leisure - 1.3%
Alsea SAB de CV	820,960	2,686,361
Bloomberry Resorts Corp. (b)	44,804,400	9,783,012
Plenus Co., Ltd.	36,000	784,017
Round One Corp.	111,500	1,871,475

		15,124,865

Company	Shares	U.S. $ Value
Household Durables - 0.8%
De’ Longhi SpA	26,959	$816,108
Dorel Industries, Inc.-Class B	53,900	1,333,564
Haseko Corp.	182,600	2,829,978
Johnson Controls-Hitachi Air Conditioning India Ltd.	58,800	2,496,541
Token Corp.	11,400	1,345,572

		8,821,763

Internet & Direct Marketing Retail - 0.8%
Belluna Co., Ltd.	517,555	6,359,482
GS Home Shopping, Inc. (b)	12,501	2,535,260

		8,894,742

Leisure Products - 0.9%
Amer Sports Oyj (b)	318,994	8,829,189
Dunlop Sports Co., Ltd. (b)(c)	149,200	2,168,681

		10,997,870

Media - 2.5%
APG SGA SA	2,480	1,157,626
Cogeco, Inc.	34,890	2,512,247
Corus Entertainment, Inc.-Class B	117,920	1,097,585
Entertainment One Ltd.	1,752,023	7,699,687
IPSOS	33,631	1,238,792
Mediaset Espana Comunicacion SA	236,620	2,653,660
Megacable Holdings SAB de CV	1,360,035	5,533,518
Toei Animation Co., Ltd.	74,100	7,217,601

		29,110,716

Specialty Retail - 1.6%
Clas Ohlson AB-Class B	48,387	663,595
EDION Corp.	219,500	2,552,025
Geo Holdings Corp.	88,200	1,705,782
Giordano International Ltd.	4,112,000	2,185,693
Halfords Group PLC	534,111	2,522,514
KappAhl AB	190,760	1,057,849
Senao International Co., Ltd.	898,000	1,514,611
T-Gaia Corp.	116,200	2,696,437
Valora Holding AG	3,302	1,100,348
Xebio Holdings Co., Ltd.	119,900	2,278,329

		18,277,183

Textiles, Apparel & Luxury Goods - 3.5%
China Lilang Ltd.	2,854,000	2,305,015
Geox SpA	513,820	1,782,937
HUGO BOSS AG	135,426	11,491,997
LF Corp. (b)	98,020	2,865,841
Li Ning Co., Ltd. (b)	8,405,000	6,809,762
Moncler SpA	78,920	2,466,844
Taiwan Paiho Ltd.	1,716,755	6,980,438
Welspun India Ltd.	5,228,244	5,827,845

		40,530,679

		193,317,066

Company	Shares	U.S. $ Value
Information Technology - 13.1%
Communications Equipment - 0.2%
VTech Holdings Ltd.	174,800	$2,286,215

Electronic Equipment, Instruments & Components - 1.8%
Daiwabo Holdings Co., Ltd.	30,100	1,235,178
Electrocomponents PLC	172,130	1,453,057
FIT Hon Teng Ltd. (a)	8,565,400	5,769,142
Inficon Holding AG (b)	2,240	1,395,811
Kaga Electronics Co., Ltd.	47,800	1,306,073
Merry Electronics Co., Ltd.	763,000	4,954,842
Redington India Ltd.	847,370	2,321,298
Ryoyo Electro Corp.	122,400	2,238,872
Test Research, Inc.	535,000	804,518

		21,478,791

Internet Software & Services - 0.5%
Addcn Technology Co., Ltd.	99,000	793,242
carsales.com Ltd.	243,380	2,742,694
Moneysupermarket.com Group PLC	574,268	2,759,421

		6,295,357

IT Services - 2.1%
Larsen & Toubro Infotech Ltd. (a)	181,670	3,148,851
NEC Networks & System Integration Corp.	88,500	2,323,683
NET One Systems Co., Ltd.	63,500	973,703
Nihon Unisys Ltd.	614,948	12,768,204
Softcat PLC	344,900	2,421,469
Worldline SA/France (a)(b)	51,120	2,494,547

		24,130,457

Semiconductors & Semiconductor Equipment - 6.9%
ASM International NV	111,861	7,554,230
BE Semiconductor Industries NV	32,462	2,711,701
Elite Advanced Laser Corp.	163,920	710,264
Koh Young Technology, Inc. (b)	33,250	2,562,351
Macronix International (b)	8,316,311	12,284,653
Melexis NV	24,790	2,506,452
Realtek Semiconductor Corp.	1,486,000	5,416,747
SCREEN Holdings Co., Ltd.	96,935	7,883,868
Siltronic AG (b)	150,510	21,759,550
SUMCO Corp.	451,852	11,471,016
Ulvac, Inc.	88,617	5,557,780

		80,418,612

Software - 0.5%
Com2uSCorp	19,790	2,515,921
Enghouse Systems Ltd.	39,260	1,920,523
Soft-World International Corp.	428,000	1,004,649

		5,441,093

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 1.1%
Aten International Co., Ltd.	887,000	$2,503,755
Gigabyte Technology Co., Ltd.	1,502,000	2,717,380
Logitech International SA	79,180	2,667,364
Neopost SA	65,030	1,872,629
Riso Kagaku Corp.	121,700	2,310,964
Roland DG Corp.	35,300	945,876

		13,017,968

		153,068,493

Materials - 10.4%
Chemicals - 2.3%
Air Water, Inc.	282,356	5,943,907
Arkema SA	56,473	6,880,935
China General Plastics Corp.	1,109,590	1,203,928
Gurit Holding AG (b)	1,060	1,145,446
Nantex Industry Co., Ltd.	3,055,950	2,413,254
Nippon Shokubai Co., Ltd.	89,588	6,039,143
Ube Industries Ltd.	88,600	2,595,405

		26,222,018

Construction Materials - 0.9%
CSR Ltd.	2,188,662	8,091,726
Marshalls PLC	392,890	2,413,066

		10,504,792

Containers & Packaging - 0.5%
BillerudKorsnas AB	308,951	5,290,389
Cascades, Inc.	89,910	974,204

		6,264,593

Metals & Mining - 5.7%
Asahi Holdings, Inc.	62,000	1,162,345
Bekaert SA	144,050	6,281,813
BlueScope Steel Ltd.	345,455	4,114,559
Boliden AB	163,253	5,582,881
Detour Gold Corp. (b)	273,019	3,210,200
Evraz PLC	626,010	2,873,707
Gerdau SA (Preference Shares)	1,406,666	5,243,131
Granges AB	223,122	2,288,251
Lucara Diamond Corp.	575,770	1,287,123
Lundin Mining Corp.	968,370	6,440,392
Nippon Denko Co., Ltd.	316,300	1,316,265
Nippon Light Metal Holdings Co., Ltd.	449,400	1,276,571
Northern Star Resources Ltd.	547,990	2,609,015
Premier Gold Mines Ltd. (b)	880,920	2,522,921
Sims Metal Management Ltd.	238,622	2,918,504
Syrah Resources Ltd. (b)	996,080	3,485,825
Toyo Kohan Co., Ltd.	546,800	2,362,548
Western Areas Ltd.	1,786,194	4,488,700
Yamato Kogyo Co., Ltd.	243,900	7,064,644

		66,529,395

Paper & Forest Products - 1.0%
Canfor Corp. (b)	119,380	2,353,410
Nippon Paper Industries Co., Ltd.	69,000	1,309,673

Company	Shares	U.S. $ Value
Norbord, Inc.	66,920	$2,265,271
Svenska Cellulosa AB SCA-Class B	300,960	3,102,019
Western Forest Products, Inc.	1,146,760	2,235,133

		11,265,506

		120,786,304

Financials - 9.5%
Banks - 3.7%
77 Bank Ltd. (The)	147,895	3,721,928
First International Bank Of Israel Ltd.	121,270	2,514,863
Grupo Financiero Interacciones SA de CV-Class O	497,820	2,210,536
Hachijuni Bank Ltd. (The)	508,006	2,902,908
Israel Discount Bank Ltd.-Class A (b)	2,571,670	7,465,067
Miyazaki Bank Ltd. (The)	65,200	2,218,740
Nordax Group AB (a)	898,214	5,803,336
Shikoku Bank Ltd. (The)	96,800	1,363,381
Spar Nord Bank A/S	210,370	2,442,552
SpareBank 1 Nord Norge	161,390	1,223,605
SpareBank 1 SR-Bank ASA	599,054	6,347,611
Tochigi Bank Ltd. (The)	184,700	742,181
TOMONY Holdings, Inc.	193,700	994,325
Towa Bank Ltd. (The)	218,700	2,962,010

		42,913,043

Capital Markets - 2.7%
AURELIUS Equity Opportunities SE & Co. KGaA	21,650	1,476,404
Azimut Holding SpA	108,860	2,082,614
Brewin Dolphin Holdings PLC	514,000	2,695,913
Burford Capital Ltd.	490,543	7,629,777
Euronext NV (a)	24,892	1,544,021
Gluskin Sheff & Associates, Inc.	182,546	2,417,972
IG Group Holdings PLC	296,760	2,874,813
Intermediate Capital Group PLC	608,819	9,400,694
Kyokuto Securities Co., Ltd.	77,000	1,132,605

		31,254,813

Consumer Finance - 0.3%
Credito Real SAB de CV SOFOM ER	1,468,770	1,834,609
Jaccs Co., Ltd.	49,200	1,147,577

		2,982,186

Diversified Financial Services - 0.2%
NICE Information Service Co., Ltd. (b)	297,470	2,410,478

Insurance - 1.6%
ASR Nederland NV	219,422	9,032,901
esure Group PLC	689,220	2,312,419
Meritz Fire & Marine Insurance Co., Ltd. (b)	103,410	2,266,394
UNIQA Insurance Group AG	238,105	2,519,787
Wuestenrot & Wuerttembergische AG	86,140	2,406,263

		18,537,764

Thrifts & Mortgage Finance - 1.0%
Deutsche Pfandbriefbank AG (a)	161,560	2,580,870
Genworth MI Canada, Inc.	71,641	2,479,223

Company	Shares	U.S. $ Value
LIC Housing Finance Ltd.	694,147	$6,116,873
OneSavings Bank PLC	196,280	1,093,421

		12,270,387

		110,368,671

Consumer Staples - 7.8%
Beverages - 1.4%
Britvic PLC	97,550	1,070,554
Refresco Group NV (a)	66,130	1,571,052
Royal Unibrew A/S	128,456	7,693,825
Sapporo Holdings Ltd.	183,211	5,605,935

		15,941,366

Food & Staples Retailing - 1.7%
Arcs Co., Ltd.	105,100	2,445,104
cocokara fine, Inc.	169,514	10,920,586
Lenta Ltd. (GDR) (a)(b)	742,680	4,304,005
Rami Levy Chain Stores Hashikma Marketing 206 Ltd.	45,980	2,439,299

		20,108,994

Food Products - 2.8%
Costa Group Holdings Ltd.	472,060	2,423,389
Grieg Seafood ASA	112,640	989,239
Health and Happiness H&H International Holdings Ltd. (b)	1,785,000	11,857,581
Nichirei Corp.	265,822	7,347,899
Salmar ASA	78,900	2,370,437
Scandi Standard AB	130,414	1,009,532
Yihai International Holding Ltd.	6,755,000	6,587,975

		32,586,052

Personal Products - 1.3%
Oriflame Holding AG	53,660	2,211,439
TCI Co., Ltd.	1,287,380	12,415,883

		14,627,322

Tobacco - 0.6%
Scandinavian Tobacco Group A/S (a)	383,890	7,424,501

		90,688,235

Real Estate - 6.4%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Abacus Property Group	498,520	1,598,678
Allied Properties Real Estate Investment Trust	119,737	4,008,380
alstria office REIT-AG	106,710	1,649,088
Granite Real Estate Investment Trust (Toronto)	127,816	5,007,906
Hansteen Holdings PLC	838,900	1,619,677
Ichigo Office REIT Investment	2,329	1,597,796
Immobiliare Grande Distribuzione SIIQ SpA	1,245,441	1,440,545
Inmobiliaria Colonial Socimi SA	516,833	5,130,586
Invesco Office J-Reit, Inc.	1,639	1,591,417
Killam Apartment Real Estate Investment Trust	470,740	5,325,317
Lippo Malls Indonesia Retail Trust	4,668,600	1,396,269
Mapletree Greater China Commercial Trust (a)	1,763,200	1,621,546
Mercialys SA	77,040	1,703,608
Safestore Holdings PLC	249,000	1,671,593

		35,362,406

Company	Shares	U.S. $ Value
Real Estate Management & Development - 3.4%
ADO Properties SA (a)	146,286	$7,404,270
CA Immobilien Anlagen AG	444,700	13,768,851
China Overseas Property Holdings Ltd.	9,485,000	2,565,260
Colliers International Group, Inc.	26,540	1,601,901
Daikyo, Inc.	121,800	2,358,329
Dongwon Development Co., Ltd. (b)	446,466	2,076,877
FirstService Corp.	36,300	2,539,267
Nexity SA (b)	42,090	2,503,690
Sansiri PCL	31,964,800	2,133,520
Watkin Jones PLC	746,750	2,213,054

		39,165,019

		74,527,425

Health Care - 4.4%
Biotechnology - 0.2%
BioGaia AB-Class B	63,010	2,504,085

Health Care Equipment & Supplies - 1.0%
Microlife Corp.	286,000	704,464
St. Shine Optical Co., Ltd.	322,000	10,507,358

		11,211,822

Health Care Providers & Services - 1.3%
Attendo AB (a)	204,800	2,195,775
China Pioneer Pharma Holdings Ltd.	6,865,000	2,117,620
Oriola Oyj-Class B	323,200	1,085,816
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	3,426,000	9,249,457

		14,648,668

Health Care Technology - 0.2%
EMIS Group PLC	187,670	2,561,700

Pharmaceuticals - 1.7%
Boiron SA	26,440	2,374,542
DongKook Pharmaceutical Co., Ltd. (b)	41,595	2,458,657
Faes Farma SA	385,863	1,359,838
Indivior PLC (b)	970,434	5,329,167
Samjin Pharmaceutical Co., Ltd. (b)	77,559	2,597,254
Tsumura & Co.	176,347	5,842,012

		19,961,470

		50,887,745

Energy - 3.8%
Energy Equipment & Services - 0.5%
Pason Systems, Inc.	155,207	2,245,995
TMK PJSC (GDR) (a)	603,936	2,796,223

		5,042,218

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 3.3%
Aker BP ASA	533,971	$13,153,518
Gran Tierra Energy, Inc. (b)	1,664,642	4,515,855
Indo Tambangraya Megah Tbk PT	1,400,500	2,132,502
Itochu Enex Co., Ltd.	225,900	2,172,568
Parkland Fuel Corp.	66,927	1,429,586
Saras SpA	898,790	2,158,311
Showa Shell Sekiyu KK	600,076	8,120,173
Z Energy Ltd.	932,301	5,059,521

		38,742,034

		43,784,252

Utilities - 1.9%
Electric Utilities - 0.8%
Contact Energy Ltd.	1,777,514	7,001,672
Genesis Energy Ltd.	1,371,040	2,448,573

		9,450,245

Gas Utilities - 0.6%
Ascopiave SpA	529,220	2,251,654
Shizuoka Gas Co., Ltd.	291,600	2,471,800
Superior Plus Corp.	222,297	2,099,177

		6,822,631

Multi-Utilities - 0.5%
Hera SpA	770,090	2,687,517
Iren SpA	852,970	2,558,589
Telecom Plus PLC	69,530	1,127,451

		6,373,557

		22,646,433

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.7%
B Communications Ltd. (b)	54,240	992,228
Com Hem Holding AB	579,338	8,856,284
DNA Oyj	139,670	2,622,673
TDC A/S	1,239,274	7,615,762

		20,086,947

Wireless Telecommunication Services - 0.0%
XL Axiata Tbk PT (b)	1,767,699	385,656

		20,472,603

Total Common Stocks (cost $936,350,572)		1,111,701,477

INVESTMENT COMPANIES - 1.7%
Funds and Investment Trusts - 1.7%
iShares MSCI EAFE Small-Cap ETF (d) (cost $19,409,056)	305,510	19,705,395

RIGHTS - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Faes Farma SA, expiring 2/27/18 (b) (cost $45,480)	385,863	47,687

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.12% (d)(e)(f) (cost $30,058,028)	30,058,028	$30,058,028

Total Investments - 99.7% (cost $985,863,136) (g)		1,161,512,587
Other assets less liabilities - 0.3%		2,953,222

Net Assets - 100.0%		$1,164,465,809

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	12,307	AUD	16,198	3/14/18	$329,525
Bank of America, NA	USD	16,289	BRL	53,412	1/03/18	(187,106)
Bank of America, NA	BRL	53,412	USD	16,138	1/03/18	35,763
Bank of America, NA	USD	8,033	BRL	26,706	2/02/18	(9,367)
Bank of America, NA	USD	12,400	CNY	82,457	2/07/18	233,591
Bank of America, NA	CNY	82,457	USD	12,327	2/07/18	(306,089)
Bank of America, NA	USD	4,795	EUR	4,017	3/14/18	44,687
Bank of America, NA	USD	28,219	GBP	21,024	3/14/18	231,520
Bank of America, NA	INR	412,843	USD	6,300	3/12/18	(126,751)
Bank of America, NA	TWD	508,687	USD	17,013	3/08/18	(259,859)
Bank of America, NA	USD	3,518	SGD	4,746	3/14/18	34,292
Bank of America, NA	USD	3,412	ZAR	47,131	3/14/18	357,982
Bank of America, NA	USD	9,151	KRW	9,950,146	1/18/18	174,038
Barclays Bank PLC	USD	12,361	INR	803,930	3/12/18	154,653
Barclays Bank PLC	JPY	875,907	USD	7,909	3/14/18	109,038
Barclays Bank PLC	USD	2,514	TWD	74,533	3/08/18	16,633
Barclays Bank PLC	TWD	445,728	USD	14,972	3/08/18	(162,599)
Barclays Bank PLC	USD	1,838	TRY	7,276	3/14/18	41,056
Citibank, NA	USD	4,038	AUD	5,286	3/14/18	86,286
Citibank, NA	EUR	46,731	USD	55,471	3/14/18	(831,706)
Citibank, NA	USD	7,856	GBP	5,915	3/14/18	148,172
Credit Suisse International	USD	8,188	GBP	6,121	3/14/18	94,687
Credit Suisse International	GBP	7,138	USD	9,564	3/14/18	(95,522)
Credit Suisse International	SEK	59,384	USD	7,099	3/14/18	(170,834)
Credit Suisse International	USD	4,647	CHF	4,569	3/14/18	65,006
Royal Bank of Scotland PLC	CAD	1,826	USD	1,437	3/14/18	(16,670)
Royal Bank of Scotland PLC	NOK	34,144	USD	4,102	3/14/18	(64,212)
Royal Bank of Scotland PLC	USD	5,309	SGD	7,150	3/14/18	42,718
State Street Bank & Trust Co.	KRW	3,305,682	USD	2,919	1/18/18	(178,621)
State Street Bank & Trust Co.	SEK	49,298	USD	5,925	3/14/18	(109,571)
State Street Bank & Trust Co.	USD	7,458	THB	242,996	3/14/18	10,517
UBS AG	USD	1,421	CAD	1,826	3/14/18	32,648
UBS AG	USD	7,820	JPY	875,907	3/14/18	(19,304)
UBS AG	NOK	60,643	USD	7,253	3/14/18	(147,001)
UBS AG	USD	16,580	CHF	16,159	3/14/18	84,920

						$(357,480)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $59,667,103 or 5.1% of net assets.

(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $189,260,523 and gross unrealized depreciation of investments was $(13,968,552), resulting in net unrealized appreciation of $175,291,971.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

December 31, 2017 (unaudited)

21.5%	Japan
8.4%	United Kingdom
6.8%	Canada
6.6%	Germany
6.4%	Taiwan
5.1%	China
4.3%	Sweden
3.5%	Netherlands
3.4%	France
3.0%	South Korea
2.9%	Australia
2.7%	India
2.7%	Denmark
20.1%	Other
2.6%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Austria, Belgium, Brazil, Finland, Greece, Hong Kong, Indonesia, Israel, Italy, Mexico, New Zealand, Norway, Philippines, Russia, Singapore, South Africa, Spain, Switzerland and Thailand.

Bernstein Fund, Inc. - International Small Cap Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$56,630,288		$174,523,962		$	– 0	–	$231,154,250
Consumer Discretionary	64,327,590		126,820,795			2,168,681		193,317,066
Information Technology	19,417,011		133,651,482			– 0	–	153,068,493
Materials	40,117,081		80,669,223			– 0	–	120,786,304
Financials	41,261,972		69,106,699			– 0	–	110,368,671
Consumer Staples	36,717,848		53,970,387			– 0	–	90,688,235
Real Estate	44,217,386		30,310,039			– 0	–	74,527,425
Health Care	16,141,256		34,746,489			– 0	–	50,887,745
Energy	10,987,659		32,796,593			– 0	–	43,784,252
Utilities	10,485,444		12,160,989			– 0	–	22,646,433
Telecommunication Services	19,480,375		992,228			– 0	–	20,472,603
Investment Companies	19,705,395		– 0	–		– 0	–	19,705,395
Rights	47,687		– 0	–		– 0	–	47,687
Short-Term Investments	30,058,028		– 0	–		– 0	–	30,058,028

Total Investments in Securities	409,595,020		749,748,886	(a)		2,168,681		1,161,512,587
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,327,732			– 0	–	2,327,732
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,685,212)			– 0	–	(2,685,212)

Total (c)(d)	$409,595,020		$749,391,406			$2,168,681		$1,161,155,107

(a)	A significant portion of the Portfolio foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $31,628,123 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $70,624,961 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 9/30/17	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		110,175			110,175
Purchases		2,058,506			2,058,506
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 12/31/17		$2,168,681			$2,168,681

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/17		$110,175			$110,175

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/17 (000)	Dividend Income (000)
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	$23,305	$87,124	$80,371	$30,058	$	– 0	–

Bernstein Fund, Inc. - International Strategic Equities Portfolio

Portfolio of Investments

December 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.1%
Information Technology - 21.6%
Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd.	5,374,500	$17,088,693
Internet Software & Services - 7.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	483,450	83,361,284
NetEase, Inc. (ADR)	104,690	36,125,378
REA Group Ltd.	568,610	33,904,716
Tencent Holdings Ltd.	1,778,300	92,041,097

		245,432,475

IT Services - 3.9%
Amadeus IT Group SA-Class A	254,560	18,318,765
Capgemini SE	743,960	88,115,943
Otsuka Corp.	380,200	29,117,771

		135,552,479

Semiconductors & Semiconductor Equipment - 5.8%
ASML Holding NV	147,000	25,557,159
Infineon Technologies AG	1,051,410	28,634,304
SCREEN Holdings Co., Ltd.	584,900	47,570,787
Taiwan Semiconductor Manufacturing Co., Ltd.	13,224,000	101,257,119

		203,019,369

Software - 2.0%
Constellation Software, Inc./Canada	71,970	43,629,737
Oracle Corp. Japan	308,100	25,498,658

		69,128,395

Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co., Ltd.	34,120	81,066,061

		751,287,472

Financials - 19.3%
Banks - 15.0%
Bank Hapoalim BM	2,285,580	16,784,766
BOC Hong Kong Holdings Ltd.	7,050,500	35,631,624
DBS Group Holdings Ltd.	3,605,600	66,690,191
DNB ASA	849,990	15,734,507
Erste Group Bank AG (a)	1,576,730	68,328,458
Hana Financial Group, Inc.	415,470	19,311,645
Intesa Sanpaolo SpA	9,099,500	30,190,828
Itausa - Investimentos Itau SA (Preference Shares)	13,668,757	44,583,195
Jyske Bank A/S	561,220	31,909,233
KB Financial Group, Inc.	1,304,160	77,184,238
Mitsubishi UFJ Financial Group, Inc.	7,378,200	53,698,245
Sberbank of Russia PJSC (Sponsored ADR)	3,637,508	61,835,827

		521,882,757

Capital Markets - 1.0%
Partners Group Holding AG	48,090	32,950,918

Diversified Financial Services - 0.8%
ORIX Corp.	1,633,100	27,535,504

Company	Shares	U.S. $ Value
Insurance - 2.5%
ASR Nederland NV	411,650	$16,946,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	78,250	16,898,068
NN Group NV	879,810	38,054,884
Powszechny Zaklad Ubezpieczen SA	1,321,010	15,978,489

		87,877,754

		670,246,933

Industrials - 16.4%
Aerospace & Defense - 2.2%
BAE Systems PLC	4,004,030	30,936,456
Saab AB-Class B	936,620	45,551,368

		76,487,824

Airlines - 5.3%
Japan Airlines Co., Ltd.	1,973,600	77,108,244
Qantas Airways Ltd.	8,626,432	33,824,661
Turk Hava Yollari AO (a)	8,507,120	35,216,618
Wizz Air Holdings PLC (a)(b)	786,290	38,932,976

		185,082,499

Building Products - 0.5%
Assa Abloy AB-Class B	821,710	17,035,251

Industrial Conglomerates - 2.3%
Jardine Strategic Holdings Ltd.	851,400	33,698,412
Rheinmetall AG	352,820	44,618,814

		78,317,226

Machinery - 1.8%
IHI Corp.	870,400	28,868,042
Kone Oyj-Class B	591,190	31,748,504

		60,616,546

Professional Services - 2.7%
Adecco Group AG (REG) (a)	411,390	31,438,457
Intertek Group PLC	473,820	33,135,934
RELX NV	1,328,060	30,524,657

		95,099,048

Road & Rail - 0.7%
Central Japan Railway Co.	143,660	25,709,473

Transportation Infrastructure - 0.9%
Aena SME SA (b)	161,550	32,694,347

		571,042,214

Consumer Discretionary - 11.8%
Auto Components - 1.0%
Continental AG	62,420	16,783,478
Nexteer Automotive Group Ltd. (a)	8,334,000	19,805,108

		36,588,586

Company	Shares	U.S. $ Value
Automobiles - 1.5%
Honda Motor Co., Ltd.	862,000	$29,417,906
Peugeot SA	1,075,010	21,834,765

		51,252,671

Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	420,770	39,552,380

Household Durables - 2.5%
Nikon Corp.	2,951,200	59,387,617
Persimmon PLC	725,460	26,818,174

		86,205,791

Media - 0.7%
CTS Eventim AG & Co. KGaA	521,250	24,233,763

Specialty Retail - 1.3%
Shimamura Co., Ltd.	423,200	46,492,559

Textiles, Apparel & Luxury Goods - 3.7%
Eclat Textile Co., Ltd.	1,918,207	19,110,451
HUGO BOSS AG	636,750	54,033,412
Li Ning Co., Ltd. (a)	20,458,000	16,575,147
Samsonite International SA	3,768,000	17,313,938
Yue Yuen Industrial Holdings Ltd.	5,244,500	20,591,748

		127,624,696

		411,950,446

Consumer Staples - 6.6%
Beverages - 1.0%
Pernod Ricard SA	224,540	35,512,085

Food & Staples Retailing - 0.7%
Tsuruha Holdings, Inc.	189,000	25,671,851

Food Products - 2.1%
Orkla ASA	3,306,000	35,033,949
Salmar ASA	637,570	19,154,869
WH Group Ltd. (b)	16,152,000	18,234,145

		72,422,963

Household Products - 1.8%
Reckitt Benckiser Group PLC	289,140	26,974,891
Unicharm Corp.	1,357,200	35,242,525

		62,217,416

Tobacco - 1.0%
British American Tobacco PLC	508,450	34,370,613

		230,194,928

Health Care - 6.1%
Health Care Equipment & Supplies - 1.5%
Cochlear Ltd.	400,280	53,358,361

Pharmaceuticals - 4.6%
Astellas Pharma, Inc.	3,324,200	42,228,214
Novo Nordisk A/S-Class B	974,140	52,345,882
Recordati SpA	703,120	31,246,278
Sanofi	392,110	33,757,506

		159,577,880

		212,936,241

Company	Shares	U.S. $ Value
Telecommunication Services - 3.7%
Diversified Telecommunication Services - 3.7%
China Telecom Corp., Ltd.-Class H	63,634,001	$30,182,260
China Unicom Hong Kong Ltd. (a)	16,474,000	22,272,590
Nippon Telegraph & Telephone Corp.	1,645,500	77,361,655

		129,816,505

Real Estate - 3.5%
Real Estate Management & Development - 3.5%
City Developments Ltd.	2,819,700	26,223,539
CK Asset Holdings Ltd.	5,147,000	44,867,241
Kerry Properties Ltd.	5,494,000	24,680,668
Wharf Real Estate Investment Co., Ltd. (a)	3,708,000	24,679,342

		120,450,790

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Caltex Australia Ltd.	646,530	17,127,369
China Petroleum & Chemical Corp.-Class H	37,766,000	27,661,069
JXTG Holdings, Inc.	8,115,000	52,149,471
Royal Dutch Shell PLC-Class B	581,740	19,589,527

		116,527,436

Materials - 2.4%
Chemicals - 1.7%
Covestro AG (b)	348,920	35,927,044
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	39,078,000	22,214,962

		58,142,006

Metals & Mining - 0.7%
Agnico Eagle Mines Ltd.	564,220	26,051,972

		84,193,978

Utilities - 1.3%
Electric Utilities - 1.3%
EDP - Energias de Portugal SA	6,557,670	22,699,802
Endesa SA	980,030	20,960,696

		43,660,498

Total Common Stocks (cost $2,876,995,646)		3,342,307,441

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.12% (c)(d)(e) (cost $109,804,186)	109,804,186	109,804,186

Total Investments - 99.3% (cost $2,986,799,832) (f)		3,452,111,627
Other assets less liabilities - 0.7%		25,652,093

Net Assets - 100.0%		$3,477,763,720

FUTURES

Type	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	557	March 2018	USD	28	$56,676,197	$56,967,175	$290,978
Mini MSCI Emerging Market Futures	211	March 2018	USD	11	12,261,605	12,277,035	15,430

							$306,408

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	6,118	AUD	8,074	1/16/18	$182,054
Australia and New Zealand Banking Group Ltd.	HKD	1,191,681	USD	152,770	1/16/18	199,277
Australia and New Zealand Banking Group Ltd.	SGD	62,784	USD	46,499	1/16/18	(454,487)
Bank of America, NA	USD	12,742	BRL	42,151	1/03/18	(34,956)
Bank of America, NA	BRL	42,151	USD	12,729	1/03/18	21,489
Bank of America, NA	USD	12,679	BRL	42,151	2/02/18	(14,784)
Bank of America, NA	JPY	11,137,863	USD	98,515	1/16/18	(388,198)
Bank of America, NA	TWD	745,587	USD	24,936	3/08/18	(380,878)
Barclays Bank PLC	CNY	218,514	USD	32,852	2/07/18	(626,435)
Barclays Bank PLC	USD	195,059	GBP	145,625	1/16/18	1,637,816
Barclays Bank PLC	USD	18,921	INR	1,230,648	3/12/18	237,639
Barclays Bank PLC	USD	16,737	IDR	228,239,433	1/29/18	111,670
Barclays Bank PLC	ILS	19,312	USD	5,461	1/16/18	(91,773)
Barclays Bank PLC	TWD	550,302	USD	18,484	3/08/18	(201,989)
Barclays Bank PLC	NOK	235,058	USD	28,177	1/16/18	(462,504)
Barclays Bank PLC	USD	38,565	ZAR	525,444	1/16/18	3,819,135
Barclays Bank PLC	USD	5,432	KRW	5,885,881	1/18/18	83,965
Barclays Bank PLC	USD	89,568	CHF	88,215	1/16/18	1,035,616
Citibank, NA	USD	12,874	BRL	42,151	1/03/18	(167,282)
Citibank, NA	BRL	42,151	USD	12,742	1/03/18	34,956
Citibank, NA	USD	8,800	CLP	5,673,784	2/07/18	419,016
Citibank, NA	JPY	2,007,479	USD	18,121	1/16/18	294,524
Citibank, NA	SGD	10,917	USD	8,113	1/16/18	(50,966)
Citibank, NA	TRY	71,518	USD	18,392	1/16/18	(396,504)
Nomura Global Financial Products, Inc.	JPY	752,320	USD	6,642	1/16/18	(39,028)
Royal Bank of Scotland PLC	USD	11,519	AUD	15,149	1/16/18	300,938
Royal Bank of Scotland PLC	USD	138,741	CAD	178,278	1/16/18	3,125,420
Royal Bank of Scotland PLC	USD	26,532	GBP	19,840	1/16/18	265,896
Royal Bank of Scotland PLC	USD	24,473	MXN	472,657	1/16/18	(491,745)
Royal Bank of Scotland PLC	SGD	7,768	USD	5,782	1/16/18	(27,568)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	6,782	CAD	8,627	1/16/18	$83,212
State Street Bank & Trust Co.	USD	10,424	CNY	69,371	2/07/18	204,357
State Street Bank & Trust Co.	CNY	520,603	USD	78,007	2/07/18	(1,753,990)
State Street Bank & Trust Co.	EUR	5,407	USD	6,456	1/16/18	(36,198)
State Street Bank & Trust Co.	JPY	940,300	USD	8,301	1/16/18	(48,508)
State Street Bank & Trust Co.	NOK	215,230	USD	25,811	1/16/18	(412,512)
State Street Bank & Trust Co.	SGD	2,285	USD	1,701	1/16/18	(7,963)
State Street Bank & Trust Co.	USD	26,438	KRW	29,698,816	1/18/18	1,395,466
State Street Bank & Trust Co.	KRW	82,664,232	USD	73,260	1/18/18	(4,212,870)
State Street Bank & Trust Co.	USD	17,837	THB	580,892	1/16/18	(6,159)
UBS AG	USD	6,322	CNY	42,309	2/07/18	160,259
UBS AG	CNY	44,198	USD	6,615	2/07/18	(156,047)
UBS AG	EUR	26,395	USD	31,147	1/16/18	(546,630)
UBS AG	USD	5,755	GBP	4,306	1/16/18	61,085
UBS AG	USD	52,338	INR	3,431,904	3/12/18	1,090,807

						$3,754,623

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $125,788,512 or 3.6% of net assets.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $496,871,076 and gross unrealized depreciation of investments was $(27,498,249), resulting in net unrealized appreciation of $469,372,827.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee

JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

December 31, 2017 (unaudited)

19.8%	Japan
11.3%	China
6.4%	Germany
6.4%	Hong Kong
5.9%	United Kingdom
5.2%	France
5.1%	South Korea
4.0%	Australia
4.0%	Taiwan
3.0%	Switzerland
2.7%	Singapore
2.4%	Denmark
2.3%	Netherlands
18.3%	Other
3.2%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Austria, Brazil, Canada, Finland, Israel, Italy, Norway, Poland, Portugal, Russia, Spain, Sweden and Turkey.

Bernstein Fund, Inc. - International Strategic Equities Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$163,116,399		$588,171,073		$	– 0	–	$751,287,472
Financials	51,118,849		619,128,084			– 0	–	670,246,933
Industrials	33,698,412		537,343,802			– 0	–	571,042,214
Consumer Discretionary	100,259,639		311,690,807			– 0	–	411,950,446
Consumer Staples	18,234,145		211,960,783			– 0	–	230,194,928
Health Care	– 0	–	212,936,241			– 0	–	212,936,241
Telecommunication Services	– 0	–	129,816,505			– 0	–	129,816,505
Real Estate	24,679,342		95,771,448			– 0	–	120,450,790
Energy	– 0	–	116,527,436			– 0	–	116,527,436
Materials	26,051,972		58,142,006			– 0	–	84,193,978
Utilities	22,699,802		20,960,696			– 0	–	43,660,498
Short-Term Investments	109,804,186		– 0	–		– 0	–	109,804,186

Total Investments in Securities	549,662,746		2,902,448,881	(a)		– 0	–	3,452,111,627
Other Financial Instruments (b):
Assets:
Futures	306,408		– 0	–		– 0	–	306,408
Forward Currency Exchange Contracts	– 0	–	14,764,597			– 0	–	14,764,597
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(11,009,974)			– 0	–	(11,009,974)

Total (c)(d)	$549,969,154		$2,906,203,504		$	– 0	–	$3,456,172,658

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $45,029,861 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $93,288,232 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/17 (000)	Dividend Income (000)
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	$81,234	$246,885	$218,315	$109,804	$	– 0	–

Bernstein Fund, Inc. - Small Cap Core Portfolio

Portfolio of Investments

December 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 18.4%
Banks - 9.7%
1st Source Corp.	26,820	$1,326,249
Bank of NT Butterfield & Son Ltd. (The)	79,320	2,878,523
Banner Corp.	13,470	742,466
Cathay General Bancorp	117,970	4,974,795
City Holding Co.	45,490	3,069,210
Community Trust Bancorp, Inc.	50,020	2,355,942
Customers Bancorp, Inc. (a)	93,770	2,437,082
Eagle Bancorp, Inc. (a)	29,540	1,710,366
Enterprise Financial Services Corp.	19,650	887,198
Farmers Capital Bank Corp.	23,760	914,760
FCB Financial Holdings, Inc.-Class A (a)	69,120	3,511,296
Fidelity Southern Corp.	28,980	631,764
First Citizens BancShares, Inc./NC-Class A	10,580	4,263,740
First Commonwealth Financial Corp.	103,560	1,482,979
First Financial Corp./IN	59,830	2,713,291
First Interstate BancSystem, Inc.	31,550	1,263,578
Flushing Financial Corp.	50,340	1,384,350
Great Southern Bancorp, Inc.	34,950	1,805,168
Great Western Bancorp, Inc.	110,240	4,387,552
Hanmi Financial Corp.	99,610	3,023,164
Hilltop Holdings, Inc.	194,050	4,915,286
Hope Bancorp, Inc.	202,650	3,698,362
International Bancshares Corp.	110,050	4,368,985
MBT Financial Corp.	87,220	924,532
Republic Bancorp, Inc./KY-Class A	66,840	2,541,257
ServisFirst Bancshares, Inc.	31,100	1,290,650
State Bank Financial Corp.	57,760	1,723,558
Sterling Bancorp/DE	90,940	2,237,124
TCF Financial Corp.	134,970	2,766,885
Texas Capital Bancshares, Inc. (a)	56,470	5,020,183
Umpqua Holdings Corp.	170,350	3,543,280
Western Alliance Bancorp (a)	70,200	3,974,724
Wintrust Financial Corp.	40,290	3,318,687
Xenith Bankshares, Inc. (a)	23,030	779,105

		86,866,091

Capital Markets - 1.3%
BGC Partners, Inc.-Class A	87,770	1,326,205
Diamond Hill Investment Group, Inc.	5,460	1,128,363
Evercore, Inc.-Class A	25,060	2,255,400
Houlihan Lokey, Inc.	34,360	1,560,975
INTL. FCStone, Inc. (a)	47,920	2,038,037
Stifel Financial Corp.	36,830	2,193,595
Waddell & Reed Financial, Inc.-Class A	53,870	1,203,456

		11,706,031

Consumer Finance - 0.4%
Nelnet, Inc.-Class A	46,430	2,543,436
OneMain Holdings, Inc. (a)	51,160	1,329,648

		3,873,084

Insurance - 2.7%
American Equity Investment Life Holding Co.	65,454	2,011,401
CNO Financial Group, Inc.	213,840	5,279,710

Company	Shares	U.S. $ Value
Employers Holdings, Inc.	49,930	$2,216,892
Genworth Financial, Inc.-Class A (a)	591,130	1,838,414
Heritage Insurance Holdings, Inc.	114,750	2,067,795
National Western Life Group, Inc.-Class A	5,200	1,721,304
Primerica, Inc.	27,920	2,835,276
Third Point Reinsurance Ltd. (a)	244,210	3,577,676
Universal Insurance Holdings, Inc.	108,370	2,963,920

		24,512,388

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AG Mortgage Investment Trust, Inc.	96,120	1,827,241
ARMOUR Residential REIT, Inc.	73,540	1,891,449
Invesco Mortgage Capital, Inc.	50,020	891,857
MTGE Investment Corp.	108,540	2,007,990
PennyMac Mortgage Investment Trust	55,170	886,582

		7,505,119

Thrifts & Mortgage Finance - 3.4%
BofI Holding, Inc. (a)	99,380	2,971,462
Essent Group Ltd. (a)	94,360	4,097,111
Federal Agricultural Mortgage Corp.-Class C	23,060	1,804,215
MGIC Investment Corp. (a)	424,120	5,984,333
Nationstar Mortgage Holdings, Inc. (a)	194,880	3,605,280
NMI Holdings, Inc.-Class A (a)	161,730	2,749,410
Radian Group, Inc.	278,520	5,740,297
Walker & Dunlop, Inc. (a)	77,010	3,657,975

		30,610,083

		165,072,796

Information Technology - 17.3%
Communications Equipment - 1.5%
Comtech Telecommunications Corp.	54,070	1,196,028
Extreme Networks, Inc. (a)	252,430	3,160,424
Finisar Corp. (a)	143,850	2,927,347
InterDigital, Inc./PA	14,680	1,117,882
Lumentum Holdings, Inc. (a)	26,350	1,288,515
Mitel Networks Corp. (a)	237,430	1,954,049
NETGEAR, Inc. (a)	22,860	1,343,025

		12,987,270

Electronic Equipment, Instruments & Components - 3.2%
Anixter International, Inc. (a)	44,020	3,345,520
Benchmark Electronics, Inc. (a)	62,630	1,822,533
ePlus, Inc. (a)	17,660	1,328,032
II-VI, Inc. (a)	32,950	1,547,003
Jabil, Inc.	96,420	2,531,025
Littelfuse, Inc.	14,050	2,779,371
Methode Electronics, Inc.	59,480	2,385,148
Novanta, Inc. (a)	21,970	1,098,500
Rogers Corp. (a)	14,334	2,320,961
Sanmina Corp. (a)	27,190	897,270
SYNNEX Corp.	21,770	2,959,632
Tech Data Corp. (a)	42,320	4,146,090
TTM Technologies, Inc. (a)	94,070	1,474,077

		28,635,162

Company	Shares	U.S. $ Value
Internet Software & Services - 2.8%
Appfolio, Inc.-Class A (a)	30,000	$1,245,000
Blucora, Inc. (a)	147,910	3,268,811
Care.com, Inc. (a)	57,120	1,030,445
GrubHub, Inc. (a)	38,510	2,765,018
LogMeIn, Inc.	14,830	1,698,035
Nutanix, Inc.-Class A (a)	29,430	1,038,290
QuinStreet, Inc. (a)	118,220	990,684
Shutterstock, Inc. (a)	29,330	1,262,070
Stamps.com, Inc. (a)	27,050	5,085,400
Trade Desk, Inc. (The)-Class A (a)	64,700	2,958,731
Web.com Group, Inc. (a)	181,590	3,958,662

		25,301,146

IT Services - 3.5%
Booz Allen Hamilton Holding Corp.	115,570	4,406,684
CACI International, Inc.-Class A (a)	42,810	5,665,903
Convergys Corp.	97,490	2,291,015
Genpact Ltd.	55,100	1,748,874
ManTech International Corp./VA-Class A	46,230	2,320,284
MAXIMUS, Inc.	75,890	5,432,206
Perficient, Inc. (a)	130,060	2,480,244
Science Applications International Corp.	36,343	2,782,784
Sykes Enterprises, Inc. (a)	71,630	2,252,763
WNS Holdings Ltd. (ADR) (a)	40,820	1,638,107

		31,018,864

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	40,890	2,759,257
Ambarella, Inc. (a)	21,820	1,281,925
Amkor Technology, Inc. (a)	121,710	1,223,185
Cabot Microelectronics Corp.	19,320	1,817,626
Cirrus Logic, Inc. (a)	58,620	3,040,033
Entegris, Inc.	121,740	3,706,983
Microsemi Corp. (a)	26,440	1,365,626
MKS Instruments, Inc.	56,000	5,292,000
Rudolph Technologies, Inc. (a)	46,990	1,123,061
Semtech Corp. (a)	74,080	2,533,536
Silicon Laboratories, Inc. (a)	18,500	1,633,550
Ultra Clean Holdings, Inc. (a)	49,350	1,139,492
Versum Materials, Inc.	49,950	1,890,607

		28,806,881

Software - 2.5%
Aspen Technology, Inc. (a)	92,250	6,106,950
Blackbaud, Inc.	25,780	2,435,952
Fair Isaac Corp.	35,230	5,397,236
Pegasystems, Inc.	30,510	1,438,547
Progress Software Corp.	82,680	3,519,688

Company	Shares	U.S. $ Value
RingCentral, Inc.-Class A (a)	18,410	$891,044
Verint Systems, Inc. (a)	69,550	2,910,667

		22,700,084

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	56,400	1,917,036
Travelport Worldwide Ltd.	292,000	3,816,440

		5,733,476

		155,182,883

Industrials - 15.2%
Aerospace & Defense - 0.4%
Curtiss-Wright Corp.	12,340	1,503,629
Triumph Group, Inc.	29,620	805,664
Vectrus, Inc. (a)	55,470	1,711,250

		4,020,543

Air Freight & Logistics - 0.8%
Echo Global Logistics, Inc. (a)	59,410	1,663,480
Forward Air Corp.	40,070	2,301,621
Hub Group, Inc.-Class A (a)	18,790	900,041
XPO Logistics, Inc. (a)	20,360	1,864,772

		6,729,914

Airlines - 0.4%
Hawaiian Holdings, Inc.	65,840	2,623,724
SkyWest, Inc.	19,290	1,024,299

		3,648,023

Building Products - 1.6%
Apogee Enterprises, Inc.	21,740	994,170
Builders FirstSource, Inc. (a)	174,820	3,809,328
Continental Building Products, Inc. (a)	105,970	2,983,056
Patrick Industries, Inc. (a)	24,540	1,704,303
Ply Gem Holdings, Inc. (a)	146,990	2,719,315
Trex Co., Inc. (a)	17,760	1,925,006

		14,135,178

Commercial Services & Supplies - 2.0%
ACCO Brands Corp. (a)	87,930	1,072,746
Casella Waste Systems, Inc.-Class A (a)	65,060	1,497,681
Deluxe Corp.	75,940	5,835,230
Ennis, Inc.	118,600	2,460,950
Kimball International, Inc.-Class B	151,760	2,833,359
Quad/Graphics, Inc.	92,520	2,090,952
Steelcase, Inc.-Class A	68,860	1,046,672
Viad Corp.	23,760	1,316,304

		18,153,894

Construction & Engineering - 2.3%
AECOM (a)	47,370	1,759,796
Comfort Systems USA, Inc.	35,960	1,569,654
EMCOR Group, Inc.	63,690	5,206,658

Company	Shares	U.S. $ Value
Jacobs Engineering Group, Inc.	45,570	$3,005,797
KBR, Inc.	228,230	4,525,801
MYR Group, Inc. (a)	34,600	1,236,258
Primoris Services Corp.	109,718	2,983,232

		20,287,196

Electrical Equipment - 0.8%
First Solar, Inc. (a)	13,010	878,435
Generac Holdings, Inc. (a)	83,750	4,147,300
Regal Beloit Corp.	16,480	1,262,368
TPI Composites, Inc. (a)	41,630	851,750

		7,139,853

Machinery - 2.9%
Alamo Group, Inc.	12,710	1,434,578
Briggs & Stratton Corp.	73,310	1,859,875
Donaldson Co., Inc.	28,630	1,401,439
Global Brass & Copper Holdings, Inc.	87,060	2,881,686
Greenbrier Cos., Inc. (The)	56,070	2,988,531
Hyster-Yale Materials Handling, Inc.	26,040	2,217,566
Kadant, Inc.	26,790	2,689,716
Kennametal, Inc.	43,240	2,093,248
Lincoln Electric Holdings, Inc.	20,030	1,834,347
Meritor, Inc. (a)	122,150	2,865,639
Wabash National Corp.	166,190	3,606,323

		25,872,948

Professional Services - 2.2%
FTI Consulting, Inc. (a)	37,140	1,595,534
ICF International, Inc. (a)	40,890	2,146,725
Insperity, Inc.	63,780	3,657,783
Kelly Services, Inc.-Class A	44,650	1,217,606
On Assignment, Inc. (a)	55,630	3,575,340
RPX Corp.	83,280	1,119,283
TriNet Group, Inc. (a)	71,950	3,190,263
TrueBlue, Inc. (a)	106,220	2,921,050

		19,423,584

Road & Rail - 0.4%
ArcBest Corp.	28,620	1,023,165
Knight-Swift Transportation Holdings, Inc.	22,667	991,001
Saia, Inc. (a)	25,020	1,770,165

		3,784,331

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	63,210	4,304,601
GATX Corp.	34,100	2,119,656
GMS, Inc. (a)	78,170	2,942,319
Rush Enterprises, Inc.-Class A (a)	54,760	2,782,355
Titan Machinery, Inc. (a)	34,870	738,198

		12,887,129

		136,082,593

Company	Shares	U.S. $ Value
Health Care - 14.6%
Biotechnology - 5.3%
Acorda Therapeutics, Inc. (a)	38,930	$835,048
Adamas Pharmaceuticals, Inc. (a)	20,070	680,172
Aimmune Therapeutics, Inc. (a)	32,510	1,229,528
Amicus Therapeutics, Inc. (a)	36,710	528,257
Audentes Therapeutics, Inc. (a)	28,280	883,750
Avexis, Inc. (a)	15,530	1,718,705
BeiGene Ltd. (ADR) (a)	9,840	961,565
Biohaven Pharmaceutical Holding Co., Ltd. (a)	44,150	1,191,167
Bluebird Bio, Inc. (a)	25,150	4,479,215
Blueprint Medicines Corp. (a)	29,490	2,223,841
Clovis Oncology, Inc. (a)	29,750	2,023,000
Cytokinetics, Inc. (a)	77,970	635,456
CytomX Therapeutics, Inc. (a)	54,690	1,154,506
Eagle Pharmaceuticals, Inc./DE (a)	14,420	770,316
Emergent BioSolutions, Inc. (a)	33,860	1,573,474
Enanta Pharmaceuticals, Inc. (a)	24,920	1,462,306
Exact Sciences Corp. (a)	65,940	3,464,488
FibroGen, Inc. (a)	45,660	2,164,284
Halozyme Therapeutics, Inc. (a)	94,960	1,923,890
Ligand Pharmaceuticals, Inc. (a)	15,450	2,115,568
Loxo Oncology, Inc. (a)	9,733	819,324
Myriad Genetics, Inc. (a)	63,820	2,191,898
Neurocrine Biosciences, Inc. (a)	11,630	902,372
NuCana PLC (ADR) (a)	39,710	401,468
Prothena Corp. PLC (a)	29,700	1,113,453
Puma Biotechnology, Inc. (a)	10,330	1,021,120
Retrophin, Inc. (a)	52,450	1,105,121
Sage Therapeutics, Inc. (a)	21,830	3,595,619
Sangamo Therapeutics, Inc. (a)	95,942	1,573,449
Sarepta Therapeutics, Inc. (a)	34,690	1,930,152
Vanda Pharmaceuticals, Inc. (a)	47,060	715,312

		47,387,824

Health Care Equipment & Supplies - 3.2%
Analogic Corp.	26,480	2,217,700
AngioDynamics, Inc. (a)	120,620	2,005,911
CONMED Corp.	43,960	2,240,641
Cutera, Inc. (a)	15,700	711,995
Globus Medical, Inc.-Class A (a)	53,900	2,215,290
Halyard Health, Inc. (a)	84,710	3,911,908
ICU Medical, Inc. (a)	4,260	920,160
Integer Holdings Corp. (a)	43,390	1,965,567
Lantheus Holdings, Inc. (a)	60,370	1,234,567
LeMaitre Vascular, Inc.	34,210	1,089,246
Masimo Corp. (a)	31,360	2,659,328
Merit Medical Systems, Inc. (a)	40,820	1,763,424
OraSure Technologies, Inc. (a)	54,770	1,032,962
Orthofix International NV (a)	56,650	3,098,755
Penumbra, Inc. (a)	20,980	1,974,218

		29,041,672

Company	Shares	U.S. $ Value
Health Care Providers & Services - 2.6%
AMN Healthcare Services, Inc. (a)	40,360	$1,987,730
Chemed Corp.	24,430	5,936,979
Diplomat Pharmacy, Inc. (a)	111,200	2,231,784
HealthEquity, Inc. (a)	38,220	1,783,345
LHC Group, Inc. (a)	19,640	1,202,950
Molina Healthcare, Inc. (a)	59,050	4,527,954
Tivity Health, Inc. (a)	27,960	1,021,938
WellCare Health Plans, Inc. (a)	23,250	4,675,807

		23,368,487

Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	149,960	2,181,918
Quality Systems, Inc. (a)	196,440	2,667,655

		4,849,573

Life Sciences Tools & Services - 0.6%
Cambrex Corp. (a)	42,090	2,020,320
Enzo Biochem, Inc. (a)	64,510	525,757
Medpace Holdings, Inc. (a)	14,570	528,308
PRA Health Sciences, Inc. (a)	26,430	2,406,980

		5,481,365

Pharmaceuticals - 2.3%
Amphastar Pharmaceuticals, Inc. (a)	67,920	1,306,781
Catalent, Inc. (a)	100,320	4,121,146
Corcept Therapeutics, Inc. (a)	111,690	2,017,121
Horizon Pharma PLC (a)	131,510	1,920,046
Innoviva, Inc. (a)	171,700	2,436,423
Intersect ENT, Inc. (a)	38,170	1,236,708
Lannett Co., Inc. (a)	71,210	1,652,072
Nektar Therapeutics (a)	42,630	2,545,864
Phibro Animal Health Corp.-Class A	48,720	1,632,120
Supernus Pharmaceuticals, Inc. (a)	44,770	1,784,084

		20,652,365

		130,781,286

Consumer Discretionary - 13.2%
Auto Components - 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	143,560	2,444,827
Cooper-Standard Holdings, Inc. (a)	32,710	4,006,975
Dana, Inc.	119,370	3,821,034
LCI Industries	24,070	3,129,100
Stoneridge, Inc. (a)	70,300	1,607,058
Tenneco, Inc.	60,110	3,518,839

		18,527,833

Company	Shares	U.S. $ Value
Automobiles - 0.4%
Thor Industries, Inc.	24,120	$3,635,366

Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	70,630	2,969,992
Grand Canyon Education, Inc. (a)	25,410	2,274,957
K12, Inc. (a)	145,510	2,313,609
Weight Watchers International, Inc. (a)	23,480	1,039,694

		8,598,252

Hotels, Restaurants & Leisure - 3.1%
Bloomin’ Brands, Inc.	142,870	3,048,846
Brinker International, Inc.	83,340	3,236,926
Churchill Downs, Inc.	9,540	2,219,958
Dave & Buster’s Entertainment, Inc. (a)	49,810	2,748,018
Denny’s Corp. (a)	197,260	2,611,722
Hilton Grand Vacations, Inc. (a)	22,580	947,231
Penn National Gaming, Inc. (a)	82,450	2,583,158
Pinnacle Entertainment, Inc. (a)	107,160	3,507,347
Red Robin Gourmet Burgers, Inc. (a)	44,370	2,502,468
Ruth’s Hospitality Group, Inc.	141,920	3,072,568
Scientific Games Corp.-Class A (a)	32,010	1,642,113

		28,120,355

Household Durables - 0.9%
Ethan Allen Interiors, Inc.	60,580	1,732,588
Flexsteel Industries, Inc.	21,000	982,380
KB Home	45,780	1,462,671
MDC Holdings, Inc.	125,118	3,988,762

		8,166,401

Internet & Direct Marketing Retail - 0.4%
Groupon, Inc. (a)	152,280	776,628
HSN, Inc.	35,390	1,427,987
Nutrisystem, Inc.	35,910	1,888,866

		4,093,481

Media - 0.3%
Gray Television, Inc. (a)	59,340	993,945
MSG Networks, Inc. (a)	95,210	1,928,003

		2,921,948

Multiline Retail - 0.5%
Big Lots, Inc.	57,560	3,231,994
Ollie’s Bargain Outlet Holdings, Inc. (a)	20,470	1,090,027

		4,322,021

Specialty Retail - 3.0%
American Eagle Outfitters, Inc.	125,690	2,362,972
Asbury Automotive Group, Inc. (a)	29,430	1,883,520
Caleres, Inc.	60,890	2,038,597
Children’s Place, Inc. (The)	11,200	1,627,920
Citi Trends, Inc.	68,740	1,818,861
Five Below, Inc. (a)	34,440	2,284,061

Company	Shares	U.S. $ Value
Group 1 Automotive, Inc.	21,420	$1,520,177
Hibbett Sports, Inc. (a)	76,010	1,550,604
Lithia Motors, Inc.-Class A	17,600	1,999,184
Michaels Cos., Inc. (The) (a)	159,910	3,868,223
RH (a)	8,940	770,717
Sleep Number Corp. (a)	134,630	5,060,742

		26,785,578

Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	234,560	2,964,838
Deckers Outdoor Corp. (a)	61,740	4,954,635
Perry Ellis International, Inc. (a)	61,000	1,527,440
Vera Bradley, Inc. (a)	96,660	1,177,319
Wolverine World Wide, Inc.	82,990	2,645,721

		13,269,953

		118,441,188

Real Estate - 5.2%
Equity Real Estate Investment Trusts (REITs) - 4.6%
CareTrust REIT, Inc.	54,340	910,738
Chesapeake Lodging Trust	49,360	1,337,162
CoreCivic, Inc.	56,930	1,280,925
CorEnergy Infrastructure Trust, Inc.	40,790	1,558,178
Cousins Properties, Inc.	229,010	2,118,343
First Industrial Realty Trust, Inc.	71,670	2,255,455
InfraREIT, Inc.	118,320	2,198,386
iStar, Inc. (a)	235,370	2,659,681
LaSalle Hotel Properties	25,520	716,346
MedEquities Realty Trust, Inc.	158,782	1,781,534
Monmouth Real Estate Investment Corp.-Class A	83,465	1,485,677
National Health Investors, Inc.	21,800	1,643,284
Pebblebrook Hotel Trust	42,660	1,585,672
Potlatch Corp.	32,770	1,635,223
Preferred Apartment Communities, Inc.-Class A	98,250	1,989,563
Ryman Hospitality Properties, Inc.	45,660	3,151,453
Select Income REIT	64,960	1,632,445
STAG Industrial, Inc.	68,900	1,883,037
Summit Hotel Properties, Inc.	129,550	1,973,047
Sunstone Hotel Investors, Inc.	160,140	2,647,114
UMH Properties, Inc.	107,040	1,594,896
Xenia Hotels & Resorts, Inc.	131,680	2,842,971

		40,881,130

Real Estate Management & Development - 0.6%
HFF, Inc.-Class A	50,030	2,433,459
RE/MAX Holdings, Inc.-Class A	22,300	1,081,550
RMR Group, Inc. (The)-Class A	32,570	1,931,401

		5,446,410

		46,327,540

Materials - 4.9%
Chemicals - 2.7%
AdvanSix, Inc. (a)	13,400	563,738
Huntsman Corp.	85,240	2,837,640

Company	Shares	U.S. $ Value
Ingevity Corp. (a)	36,750	$2,589,772
Innophos Holdings, Inc.	36,880	1,723,402
KMG Chemicals, Inc.	21,140	1,396,931
Koppers Holdings, Inc. (a)	28,820	1,466,938
Kronos Worldwide, Inc.	44,310	1,141,869
Orion Engineered Carbons SA	135,840	3,477,504
Rayonier Advanced Materials, Inc.	91,310	1,867,289
Stepan Co.	24,680	1,948,980
Trinseo SA	72,750	5,281,650

		24,295,713

Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	167,890	2,593,901

Metals & Mining - 0.8%
Cleveland-Cliffs, Inc. (a)	199,460	1,438,107
Commercial Metals Co.	105,670	2,252,884
Schnitzer Steel Industries, Inc.-Class A	72,417	2,425,970
Worthington Industries, Inc.	28,900	1,273,334

		7,390,295

Paper & Forest Products - 1.1%
Boise Cascade Co.	74,880	2,987,712
Louisiana-Pacific Corp. (a)	189,980	4,988,875
Verso Corp. (a)	84,780	1,489,584

		9,466,171

		43,746,080

Energy - 4.9%
Energy Equipment & Services - 1.3%
McDermott International, Inc. (a)	386,630	2,544,025
Patterson-UTI Energy, Inc.	106,280	2,445,503
RPC, Inc.	111,380	2,843,531
US Silica Holdings, Inc.	115,880	3,773,053

		11,606,112

Oil, Gas & Consumable Fuels - 3.6%
CVR Energy, Inc.	79,330	2,954,249
Delek US Holdings, Inc.	87,940	3,072,624
HollyFrontier Corp.	70,320	3,601,790
Matador Resources Co. (a)	114,180	3,554,423
NACCO Industries, Inc.-Class A	13,310	501,122
Oasis Petroleum, Inc. (a)	355,410	2,988,998
Par Pacific Holdings, Inc. (a)	97,920	1,887,898
Peabody Energy Corp. (a)	55,090	2,168,893
QEP Resources, Inc. (a)	324,200	3,102,594
REX American Resources Corp. (a)	26,690	2,209,665
SM Energy Co.	126,750	2,798,640
SRC Energy, Inc. (a)	378,220	3,226,217

		32,067,113

		43,673,225

Company	Shares	U.S. $ Value
Utilities - 2.7%
Electric Utilities - 1.4%
ALLETE, Inc.	36,500	$2,714,140
Otter Tail Corp.	32,190	1,430,846
PNM Resources, Inc.	60,970	2,466,236
Portland General Electric Co.	62,090	2,830,062
Spark Energy, Inc.	203,770	2,526,748

		11,968,032

Gas Utilities - 0.7%
New Jersey Resources Corp.	27,260	1,095,852
Northwest Natural Gas Co.	28,980	1,728,657
ONE Gas, Inc.	38,610	2,828,569
Southwest Gas Holdings, Inc.	10,227	823,069

		6,476,147

Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc. (a)	140,360	1,663,266
Ormat Technologies, Inc.	47,630	3,046,415

		4,709,681

Multi-Utilities - 0.1%
NorthWestern Corp.	17,440	1,041,168

		24,195,028

Consumer Staples - 2.6%
Beverages - 0.7%
Cott Corp.	180,680	3,010,129
National Beverage Corp.	29,580	2,882,275

		5,892,404

Food & Staples Retailing - 0.1%
SpartanNash Co.	50,690	1,352,409

Food Products - 0.8%
Darling Ingredients, Inc. (a)	92,300	1,673,399
Fresh Del Monte Produce, Inc.	24,270	1,156,951
John B Sanfilippo & Son, Inc.	33,370	2,110,653
Sanderson Farms, Inc.	14,880	2,065,046

		7,006,049

Household Products - 0.3%
Central Garden & Pet Co.-Class A (a)	64,010	2,413,817

Personal Products - 0.3%
Natural Health Trends Corp.	58,900	894,691
USANA Health Sciences, Inc. (a)	29,230	2,164,481

		3,059,172

Tobacco - 0.4%
Universal Corp./VA	15,970	838,425
Vector Group Ltd.	144,834	3,241,385

		4,079,810

		23,803,661

Company	Shares	U.S. $ Value
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.4%
Vonage Holdings Corp. (a)	360,960	$3,670,963

Wireless Telecommunication Services - 0.3%
Shenandoah Telecommunications Co.	35,630	1,204,294
Spok Holdings, Inc.	87,930	1,376,105

		2,580,399

		6,251,362

Total Common Stocks (cost $770,512,878)		893,557,642

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.12% (b)(c)(d) (cost $1,587,581)	1,587,581	1,587,581

Total Investments - 99.9% (cost $772,100,459) (e)		895,145,223
Other assets less liabilities - 0.1%		1,001,208

Net Assets - 100.0%		$896,146,431

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Russell 2000 E Mini Futures	238	March 2018	USD	12	$18,000,093	$18,284,350	$284,257

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $136,591,744 and gross unrealized depreciation of investments was $(13,262,723), resulting in net unrealized appreciation of $123,329,021.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

Bernstein Fund, Inc. - Small Cap Core Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks (a)	$893,557,642	$	– 0	–	$	– 0	–	$893,557,642
Short-Term Investments	1,587,581		– 0	–		– 0	–	1,587,581

Total Investments in Securities	895,145,223		– 0	–		– 0	–	895,145,223
Other Financial Instruments (b):
Assets:
Futures	284,257		– 0	–		– 0	–	284,257
Liabilities
Total (c)	$895,429,480	$	– 0	–	$	– 0	–	$895,429,480

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/17 (000)	Dividend Income (000)
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	$5,090	$28,092	$31,594	$1,588	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	February 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2018